UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     J.H. Whitney Investment Management, LLC
Address:  375 Park Avenue, Suite 1307
          New York, New York  10152

Form 13F File Number: 028-12714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   John M.B. O'Connor, CEO
Phone:  (212) 835-1950

Signature, Place, and Date of Signing:

/s/ John M.B. O'Connor      New York, New York         August 11, 2008
-----------------------------------------------------------------------
  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Two (2)

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $89,218 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:

---------------------------------------------------------------
|NO.|FORM 13F FILE NO.|                 NAME                  |
---------------------------------------------------------------
| 1 | 028-12717       |Whitney Green River Management Co., LLC|
---------------------------------------------------------------
| 2 | 028-12716       |Whitney Green River GP, LLC            |
---------------------------------------------------------------

                                               FORM 13F INFORMATION TABLE

NAME OF ISSUER                 TITLE OF CLASS CUSIP       VALUE SHARES/   SHR/ PUT/ INVSTMT  OTHER VOTING    AUTHORITY
                                                        X(1000) PRN AMT   PRN  CALL DISCRETN MGRS  SOLE      SHARED  NONE

ALLIED HEALTHCARE INTL INC     COM            01923A109   4,739 2,381,275  SH       DEFINED  1,2   2,381,275   0      0
ALLSCRIPTS HEALTHCARE SOLUTION COM            01988P108   1,440   116,000  SH       DEFINED  1,2     116,000   0      0
AMERICAN ORIENTAL BIOENGINEER  COM            028731107   8,439   855,000  SH       DEFINED  1,2     855,000   0      0
ARENA RESOURCES INC.           COM            040049108   1,056    20,000  SH       DEFINED  1,2      20,000   0      0
ARGAN INC                      COM            04010E109   2,091   151,088  SH       DEFINED  1,2     151,088   0      0
ARRIS GROUP INC                COM            04269Q100   3,169   375,000  SH       DEFINED  1,2     375,000   0      0
CAMBREX CORP                   COM            132011107   2,521   429,500  SH       DEFINED  1,2     429,500   0      0
CELANESE CORP                  COM SER A      150870103   4,556    99,790  SH       DEFINED  1,2      99,790   0      0
CERADYNE INC.                  COM            156710105     483    14,088  SH       DEFINED  1,2      14,088   0      0
DOLLAR FINL CORP               COM            256664103   5,278   349,302  SH       DEFINED  1,2     349,302   0      0
DOMINOS PIZZA INC.             COM            25754A201   3,206   278,800  SH       DEFINED  1,2     278,800   0      0
HEARTLAND PMT SYS INC          COM            42235N108   3,108   131,700  SH       DEFINED  1,2     131,700   0      0
HEIDRICK & STRUGGLES INTL INC  COM            422819102   2,535    91,720  SH       DEFINED  1,2      91,720   0      0
HERBALIFE LTD                  COM USD SHS    G4412G101   7,420   191,480  SH       DEFINED  1,2     191,480   0      0
INVERNESS MED INNOVATIONS INC  COM            46126P106   5,032   151,700  SH       DEFINED  1,2     151,700   0      0
M & F WORLDWIDE CORP           COM            552541104   5,834   148,400  SH       DEFINED  1,2     148,400   0      0
NMT MED INC                    COM            629294109   2,052   440,339  SH       DEFINED  1,2     440,339   0      0
NUTRI SYS INC NEW              COM            67069D108   2,503   177,000  SH       DEFINED  1,2     177,000   0      0
POMEROY IT SOLUTIONS INC       COM            731822102   2,596   564,343  SH       DEFINED  1,2     564,343   0      0
PORTFOLIO RECOVERY ASSOCS INC  COM            73640Q105   7,031   187,500  SH       DEFINED  1,2     187,500   0      0
SUNOPTA INC                    COM            8676EP108   3,705   713,900  SH       DEFINED  1,2     713,900   0      0
TENNECO INC                    COM            880349105   1,015    75,000  SH       DEFINED  1,2      75,000   0      0
THINKORSWIM GROUP INC          COM            88409C105   5,846   829,214  SH       DEFINED  1,2     829,214   0      0
VERIFONE HLDGS INC             COM            92342Y109   3,563   298,200  SH       DEFINED  1,2     298,200   0      0